CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Thousands		Total	Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Other reserves	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2021	[1]	£ 296,449	£ 1,114	£ 247	£ 30,003	£ (155)	£ 278,839	£ 161	£ 0	£ (13,760)
Equity-settled share-based payment transactions		24,059					24,059
Exercise of options		4,310	16	4,294
Hyperinflation adjustment		147					147
Transaction with owners		28,516	16	4,294			24,206
Profit for the period		35,951					35,951
Other comprehensive income		(1,528)								(1,528)
Total comprehensive income for the period		34,423					35,951			(1,528)
Ending balance at Dec. 31, 2021		359,388	1,130	4,541	30,003	(155)	338,996	161	0	(15,288)
Beginning balance at Jun. 30, 2022		432,723	1,135	9,152	30,003	(155)	398,102	161	1,505	(7,180)
Equity-settled share-based payment transactions		17,755					17,755
Exercise of options		2,277	13	2,264
Issue of shares related to acquisition		9,975	2	9,973
Hyperinflation adjustment		163					163
Transaction with owners		30,170	15	12,237			17,918
Profit for the period		46,747					46,747
Other comprehensive income		823								823
Total comprehensive income for the period		47,570					46,747			823
Ending balance at Dec. 31, 2022		£ 510,463	£ 1,150	£ 21,389	£ 30,003	£ (155)	£ 462,767	£ 161	£ 1,505	£ (6,357)

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C from our Annual Report on Form 20-F for the fiscal year ended June 30, 2022 for details).